Transactions with related parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with related parties

NOTE 9: TRANSACTIONS WITH RELATED PARTIES

Vessel Operating Expenses (management fees): Pursuant to a management agreement dated August 29, 2019 (the “Management Agreement”), N Shipmanagement Acquisition Corp. and related entities (“NSM” or the “Manager”) provides commercial and technical management services to Navios Holdings’ vessels. The term of this agreement is for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The ship management services fees provided by NSM is a daily fee of $3.7 per day per owned vessel. This rate was fixed until August 2021, increasing thereafter by 3% annually, unless otherwise agreed. As of August 31, 2021, this daily fee is at $3.8 per day per owned vessel. The fee for the ship management services provided by NSM is a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement will be reimbursed by Navios Holdings at cost. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024. Total management fees for vessel operating expenses for the three month periods ended June 30, 2021 and 2020 amounted to $9,794 and $11,537, respectively and are presented within the caption “Direct vessel expenses”. Total management fees for vessel operating expenses for the six month periods ended June 30, 2021 and 2020 amounted to $20,365 and $22,525, respectively and are presented within the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. In April 2021, the Company paid the amount of $5,000 to Navios Partners as the final settlement of the outstanding balance of the claim.

General and administrative expenses: Pursuant to an administrative services agreement with the Manager dated August 29, 2019 (“Administrative Services Agreement”), NSM provides administrative services to Navios Holdings. NSM is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024. Total general and administrative expenses attributable to this agreement for the three month periods ended June 30, 2021 and 2020 amounted to $2,168 and $2,377, respectively, and are presented within the caption “General and administrative expenses”. Total general and administrative expenses attributable to this agreement for the six month periods ended June 30, 2021 and 2020 amounted to $4,508 and $4,639, respectively, and are presented within the caption “General and administrative expenses”.

Pursuant to an administrative services agreement with the Manager dated August 29, 2019, NSM provides administrative services to Navios Logistics. Total general and administrative fees for each of the three month periods ended June 30, 2021 and 2020 amounted to $286 and are presented within the caption “General and administrative expenses”. Total general and administrative fees for each of the six month periods ended June 30, 2021 and 2020 amounted to $572 and are presented within the caption “General and administrative expenses”.

Balance due to/from affiliate companies: Balance due to NSM as of June 30, 2021 amounted to $10,174 (December 31, 2020: $22,114). Balance due to Navios Partners as of June 30, 2021 amounted to $0 (December 31, 2020: $5,000 related to the Navios Partners Guarantee). Balance due from Navios Acquisition as of June 30, 2021 amounted to $0 (December 31, 2020: $243 related to declared dividend).

As of June 30, 2021 the balance mainly consisted of management fees for vessel operating expenses, payments to NSM in accordance with the Management Agreement and other amounts in connection with dry-dock, ballast water treatment system and special survey of our vessels.

Omnibus Agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containership vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliate companies generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliate companies to compete with Navios Midstream under specified circumstances.

Navios Holdings entered into an omnibus agreement with Navios Containers, Navios Acquisition and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliate companies generally have granted a right of first refusal to Navios Containers over any containership vessels to be sold or acquired in the future, subject to significant exceptions that would allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliate companies to compete with Navios Containers under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2021, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognized the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and deferred recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain was amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain was accelerated in the event that (i) the vessel was subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company’s ownership interest in Navios Partners was reduced. In connection with the public offerings of common units by Navios Partners and the sale of Navios Partners general partnership interest effected on August 30, 2019, a pro rata portion of the deferred gain was released to income upon dilution of the Company’s ownership interest in Navios Partners. As of January 1, 2020, the unamortized deferred gain of $6,285 was recorded as other adjustments within accumulated deficit.

In March 2021, Navios Holdings completed the sale to Navios Partners of the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments. In June 2021, Navios Holdings completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000 and the sale of the Navios Koyo, a 2011-built Capesize vessel, previously chartered-in by Navios Holdings, for a sale price of $28,500. In July 2021, Navios Holdings completed the sale to Navios Partners of the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt, for a sale price of $30,000.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners had made available to Navios Europe II revolving loans of up to $43,500 to fund the Navios Revolving Loans II. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 14).

On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the Junior Loan II for $5,000. Navios Europe II owned seven containership vessels and seven drybulk vessels.

On May 14, 2020, an agreement was reached to liquidate Navios Europe II before its original expiration date. The transaction was completed on June 29, 2020.

As a result of this liquidation, Navios Holdings received the total outstanding balance due from Navios Europe II, representing the Navios Revolving Loans II, the Navios Term Loans II and accrued interest thereof directly owed to Navios Holdings, previously presented within the captions “Due from affiliate companies” and “Loans receivable from affiliate companies” and acquired two Panamax vessels of Navios Europe II.

The Navios Revolving Loans II and the Navios Term Loans II earned interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and were repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There were no covenant requirements or stated maturity dates.

The decline in the fair value of the investment during the first quarter of 2020 was considered as other-than-temporary and, therefore, a loss of $6,050 was recognized and included in the accompanying interim condensed consolidated statements of comprehensive income/(loss) for the six month period ended June 30, 2020, within the caption “Impairment of loan receivable from affiliate company”. The fair value was determined based on the liquidation value of Navios Europe II, including the individual fair values assigned to the assets and liabilities of Navios Europe II.

Secured credit facility with Navios Logistics (Grimaud Loan): On April 25, 2019, Navios Holdings entered into a secured credit facility of up to $50,000 with Navios Logistics on a secured basis to be used for general corporate purposes, including the repurchase of 2022 Notes. This credit facility is secured by any 2022 Notes purchased by Navios Holdings with these funds. The secured credit facility included an arrangement fee of $500 and bears a fixed interest rate of 12.75% for the first year and 14.75% for the second year. The secured credit facility includes negative covenants substantially similar to the 2022 Notes and customary events of default. On December 2, 2019, Navios Holdings and Navios Logistics agreed to increase the secured credit facility by $20,000. Following this amendment, as a result of the redemption of the 2022 Notes and Term Loan B Facility in July 2020 and the issuance of 2025 Notes, (a) the interest rate on the secured credit facility decreased to 10.0%, and (b) the maturity of the secured credit facility was extended to December 2024, and is repayable in four equal annual installments. Effective as of May 2021, and upon the release of certain collateral, the facility bears interest of 13.0% per annum. As of June 30, 2021, the full amount was drawn under this facility, of which $18,726 was used to acquire the 2022 Notes from Navios Logistics and the remaining amount was used to repurchase 2022 Notes.

On June 24, 2020, Navios Logistics assigned its legal and beneficial right, title and interest in the credit facility to its wholly owned subsidiary Grimaud.

On June 25, 2020, Navios Holdings and Grimaud amended the Grimaud Loan to allow a portion of the total interest payable to be effected in common shares of Navios Holdings. On July 10, 2020, Navios Holdings issued 2,414,263 shares of common stock to Navios Logistics and paid Navios Logistics $2,308 in satisfaction of the interest payable in respect of this facility.

On June 30, 2021, the Company entered into a supplemental agreement to the Grimaud Loan (the “Supplemental Grimaud Loan Agreement”) with Grimaud, whereby the Company and Grimaud agreed to amend the Grimaud Loan. Pursuant to the amendment, the Grimaud Loan may be repaid or prepaid in full by the issuance of shares of common stock of Navios Holdings. The effectiveness of the Supplemental Grimaud Loan Agreement was subject to, and contingent upon, prepayment of the Grimaud Loan in the amount of $7,500 in cash and the effectiveness of a registration statement registering the resale of Navios Holdings shares, among other conditions.

On July 13, 2021, the Company’s $70,000 loan, plus accrued interest, owed to Grimaud, a wholly-owned subsidiary of Navios Logistics, was repaid by the Company in full through the issuance of 9,301,542 shares of the Company’s common stock and $7,500 in cash plus accrued and unpaid interest. Please see also Note 10.

NSM Loan: On August 29, 2019, Navios Holdings entered into a secured credit facility of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM. In general, the amount owed reflects the excess of (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliate companies to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which forms part of the consideration for the Transaction over (ii) the short term assets of the ship management business. The credit facility is repayable over a five-year period; of the initial amount, $47,000 was repayable in 2020 in equal quarterly installments, with the remaining principal repayment in equal quarterly installments over the following 48 months. In certain cases, principal payments can be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year. The loan agreement provides for interest at 5.0% annually, and 7.0% annually for deferred principal amounts. During December 2019, Navios Holdings repaid the amount of $13,420 under the terms of this facility. During June 2020, July 2020 and May 2021, Navios Holdings repaid the amount of $31,500, $18,500, and $21,706, respectively, under the terms of this facility.

As of June 30, 2021, the outstanding balance was $56,668 (December 31, 2020: $78,375) and the accrued interest was $358 (December 31, 2020: $526). Of the outstanding amount and accrued interest, $16,548 (December 31, 2020: $10,328) is included within the caption “Current portion of loans payable to affiliate companies”.

The Company’s obligations under the NSM Loan were guaranteed by 2,070,016 common units in Navios Partners, 14,940 shares of Navios Acquisition’s common stock, first priority share pledges on two companies, that have entered into sale and leaseback agreements and five companies that hold the rights to certain bareboat contracts.

$50.0 million NSM Loan: In June 2020, the Company entered into a secured loan agreement with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM for a loan of up to $50,000 to be used for general corporate purposes. The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. The loan agreement will be repayable in up to 18 equal consecutive quarterly installments. Principal payments that fall due during the first year following the initial drawdown may be deferred, at the Company’s election, in whole or in part. The loan agreement provides for interest at a rate of 5.0% annually (and 7.0% annually for deferred principal amounts). During May 2021, Navios Holdings repaid the amount of $10,265, under the terms of this facility.

As of June 30, 2021, the outstanding balance was $39,736 (December 31, 2020: $50,000) and the accrued interest was $250 (December 31, 2020: $326). Of the outstanding amount and accrued interest, $11,603 (December 31, 2020: $16,266) is included within the caption “Current portion of loans payable to affiliate companies”.

The Company’s obligations under the $50.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain First Priority Ship Mortgage Notes due 2022 owned by Navios Holdings and 40,587 common units in Navios Partners and second priority pledge in respect of 2022 Notes owned by Navios Holdings.

On July 12, 2021, the Company refinanced the outstanding balance of this facility through the $115.0 million NSM Loan described below.

$115.0 million NSM Loan: In June 2021, the Company entered into a senior secured term loan facility with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM, for a loan up to $115,000 (i) to refinance $39,736 being the outstanding balance under the $50.0 million NSM Loan (“Tranche A”), (ii) to redeem amount of $70,000 of 2022 Senior Secured Notes and (iii) to be used for general corporate purposes (“Tranche B”). The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. Tranche A is repayable in 14 quarterly installments of $2,838 and matures on November 30, 2024. Tranche B is repayable in seven quarterly installments with the first two being of an amount of $22,632 each and the remaining of an amount of $6,000 each and matures on February 28, 2023.

Both tranches bear interest at a rate of 10.5% per annum, payable quarterly. The Company may elect to defer one scheduled amortization payment by 90 days and interest payments, in which case the applicable interest rate will be 12.0% per annum, compounded quarterly.

The Company’s obligations under the $115.0 million NSM Loan are guaranteed by first priority security interests in a vessel, as well as pledge of certain First Priority Ship Mortgage Notes due 2022 owned by Navios Holdings and 40,587 common units in Navios Partners and a second priority pledge in the Navios Logistics’ shares, 4,850,207 shares of Navios Acquisition’s common stock, 452,090 Navios Partners’ common units and second priority share pledge over the collaterals securing the NSM Loan.

On July 12, 2021, the amount under this facility was fully drawn.

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.